Convertible Redeemable Preferred Shares (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended								12 Months Ended
	Mar. 02, 2017	Feb. 08, 2017	Oct. 12, 2009	Oct. 08, 2008	Aug. 20, 2014	May 24, 2012	Feb. 14, 2011	Aug. 19, 2009	Jun. 26, 2009	Sep. 26, 2008	Mar. 17, 2008	Dec. 27, 2007	Dec. 31, 2021	Dec. 31, 2017	May 07, 2020
Convertible Redeemable Preferred Shares (Details) [Line Items]
Price per share (in Dollars per share)															$ 1.56
Redemption, description													Convertible Redeemable Preferred Shares are redeemed at a price equal to 150% the original purchase price plus any unpaid declared dividends.
Series A Preferred Stock [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred shares (in Shares)				5,000,000						12,000,000	3,100,000	19,800,000
Price per share (in Dollars per share)				$ 0.2						$ 0.2	$ 0.2	$ 0.2
Total cash consideration				$ 7,980						$ 7,980	$ 7,980	$ 7,980
Net cash proceeds													$ 7,889
Issuance costs													91
Series B Preferred Stock [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred shares (in Shares)			3,571,428					15,000,000	64,285,715
Price per share (in Dollars per share)			$ 0.21					$ 0.21	$ 0.21
Total cash consideration									$ 17,400
Net cash proceeds													14,242
Issuance costs													158
Series B Preferred Stock [Member] | Maximum [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Net cash proceeds									14,400
Series B Preferred Stock [Member] | Minimum [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Net cash proceeds									$ 3,000
Series C Preferred Stock [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred shares (in Shares)						5,454,545	38,181,817
Price per share (in Dollars per share)						$ 0.275	$ 0.275
Total cash consideration						$ 12,000	$ 12,000
Net cash proceeds													11,817
Issuance costs													183
Series D Preferred Stock [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred shares (in Shares)					23,721,443
Price per share (in Dollars per share)					$ 0.33725
Total cash consideration					$ 8,000
Net cash proceeds													7,874
Issuance costs													$ 126
Dividends annual rate													6.00%
Percentage of original purchase price													100.00%
Series E Preferred Stock [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred shares (in Shares)	2,950,036	10,325,126
Price per share (in Dollars per share)		$ 0.678
Original purchase price percentage													150.00%
Series E-1 Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Net cash proceeds		$ 9,008
Issuance costs		$ 312
Convertible preferred stock shares (in Shares)		7,094,164
Warrants, exercise price (in Dollars per share)		$ 0.001
Converted to ordinary shares amount														$ 2,708
Series E Preferred Stock One [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Original purchase price percentage													150.00%
Series E Preferred Stock Two [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Original purchase price percentage													150.00%